Shareholder Fees {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-08 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none